Related Parties - Summary of Transaction with Entity Providing Key Management Personnel Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Key management personnel services	$ 2	$ 2	$ 3
Consultancy services	$ 26	$ 22	$ 23